Note 5 - Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 599	$ 578
Balance	3,600
Unbilled membership dues	1,892	2,060
Billings	(1,924)	(2,039)
Balance	567	599
Balance	3,400	3,600
Deferred Membership Dues [Member]
Balance	3,643	3,363
Billings	7,141	7,372
Revenue Recognized	(7,341)	(7,092)
Balance	3,443	3,643
Customer Advance Deposits [Member]
Balance	965	795
Billings	3,030	3,038
Revenue Recognized	(2,772)	(2,868)
Balance	$ 1,223	$ 965